Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	27,150,674	11,106,926
Common stock, shares outstanding	27,150,674	11,106,926
Series A Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	3,129,086
Preferred stock, shares issued	0	3,129,084
Preferred stock, shares outstanding	0	3,129,084
Preferred stock, aggregate liquidation preference value		$ 11,357
Series A-1 Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	5,870,914
Preferred stock, shares issued	0	5,225,879
Preferred stock, shares outstanding	0	5,225,879
Preferred stock, aggregate liquidation preference value		$ 18,291
Class A Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	0	1,164,497
Common stock, shares issued	0	1,164,105
Common stock, shares outstanding	0	1,164,105
Common stock, aggregate liquidation preference value		$ 1,339